Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status
5.
INCOME TAX STATUS

On October 20, 2015, the Plan received a determination letter from the IRS stating that the Plan is qualified under Section 401(a) of the Code, and therefore, the related trust is exempt from taxation. The 401(k) Committee believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified and the related trust is tax exempt. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.